Related Parties (Tables)	12 Months Ended
Mar. 31, 2026
Related Parties [Abstract]
Nature of Relationship With Related Parties	Nature of relationship with related parties
Name	Relationship with the Group
Mr. Lap Sun Wong	Chairman of the Board of Directors the Company
Mr. Zhifang Zhang	A former Director
Wing Hong Pharmaceutical Limited	A company is controlled by one Director of the Company
Hong Kong Hao Le Ku Limited	A company was controlled by COO of the Company *
Billion Built International Limited	A company is controlled by the Chairman of the Company
Fame overseas Supply Chain Limited	A company is controlled by the Chairman of the Company
Ms. Liying Wang	Ultimate controlling person
Mr. Liang Chenyu	A Director of the Company
LS International Holdings Limited	A company was controlled by two Directors of the Company **
My Brand Management Limited	A company is controlled by the Chairman of the Company
HongKong Profit Fields Group Limited	A company was a minority shareholder of the Company **
Hangzhou Liku Electronic Commercial Co., Ltd.	A company was controlled by son of the Chairman of the Company **

*	From January 9, 2024, Hong Kong Hao Le Ku Limited was not a related party of the Company.
**	Upon IPO, these companies were not related parties of the Company.

Schedule of Receivables (Payables) Related Party	Significant receivables/(payables), on a net basis, between the Group and the above related parties:
Name	As at March 31, 2026	As at March 31, 2025
Wing Hong Pharmaceutical Limited	$20,932	$80
Fame overseas Supply Chain Limited	-	5,814
Billion Built International Limited	-	51,415
Total	$20,932	$57,309

Name	As at March 31, 2026	As at March 31, 2025
Mr. Lap Sun Wong	$(665,462)	$(115)
Mr. Zhifang Zhang	-	(1,198)
Liang Chenyu	$(3,061)	$-
Liying Wang	(315,845)
	$(984,368)	$(1,313)

Schedule of Significant Related Parties
Name	Sales to	Paid on behalf	Purchase from	Loan from
Mr. Lap Sun Wong	$—	$—	$—	$1,786,430
Ms Liying Wang	—	16,000	—	—
Billion Built International Limited	—	—	66,788	—
Wing Hong Pharmaceutical Limited	40,944	292	—	—
Fame overseas Supply Chain Limited	$—	$—	$—	$—
Name	Sales to	Paid on behalf	Purchase from	Loan from
Mr. Lap Sun Wong	$—	$—	$—	$248,023
Mr. Zhifang Zhang	—	—	—	571,152
Billion Built International Limited	—	—	—	—
Wing Hong Pharmaceutical Limited	—	138	—	—
Fame overseas Supply Chain Limited	$—	$2,281	$—	$—
Name	Sales to	Purchase from	Loan to	Loan from
Mr. Lap Sun Wong	$—	$—	$—	$243,427
Mr. Zhifang Zhang	—	—	—	124,889
LS International Holdings Limited	—	—	3,025	—
My Brand Management Limited	—	—	876	—
Billion Built International Limited	—	—	24,282	—
Wing Hong Pharmaceutical Limited	36,628	—	140,489	—
HongKong Hao Le Ku Limited	—	306,948	—	399,954
HongKong Profit Fields Group Limited	—	28,662	—	—
Hangzhou Liku Electronic Commercial Co., Ltd.	$—	237,777	—	—
Fame overseas Supply Chain Limited	—	$—	$3,510	$—